Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) $ in Thousands	Total	Share capital	Reserves	Accumulated other comprehensive income (loss)	Subscriptions received in advance	Deficit
Balance at Dec. 31, 2016	$ 19,489	$ 178,740	$ 20,863		$ 559	$ (180,673)
Balance (Shares) at Dec. 31, 2016		153,045
Statement [Line Items]
Net loss and comprehensive income (loss)	(38,299)			$ (2,481)		(36,615)
Share-based compensation	632		632
Transfer of net assets to Mason Resources	(10,798)	$ (11,595)		797
Issuance of share capital – inducement bonus shares, value	37	$ 37
Issuance of share capital – inducement bonus shares, shares		100
Issuance of share capital – private placement, value	5,048	$ 4,478	1,129		$ (559)
Issuance of share capital – private placement, shares		18,529
Issuance of share capital – share options, value	199	$ 648	(449)
Issuance of share capital – share options, shares		1,899
Balance at Dec. 31, 2017	$ (24,489)	$ 172,308	22,175	(1,684)		(217,288)
Balance (Shares) at Dec. 31, 2017	173,573,000	173,573
Statement [Line Items]
Adjustment on initial application of IFRS 16 | Increase Decrease Due To Changes In Accounting Policy Required By IFRS 16 [Member]	$ (14,105)					(14,105)
Net loss and comprehensive income (loss)	(1,826)			3,372		(5,198)
Share-based compensation	506		506
Issuance of share capital – share options, value	165	$ 647	(482)
Issuance of share capital – share options, shares		1,234
Balance at Dec. 31, 2018	$ (39,749)	$ 172,955	22,199	1,688		(236,591)
Balance (Shares) at Dec. 31, 2018	174,807,000	174,807
Statement [Line Items]
Adjustment on initial application of IFRS 16	$ 2					2
Net loss and comprehensive income (loss)	(7,619)			(2,095)		(5,524)
Share-based compensation	340		340
Issuance of share capital – share options, value	46	$ 140	(94)
Issuance of share capital – share options, shares		663
Balance at Dec. 31, 2019	$ (46,980)	$ 173,095	$ 22,445	$ (407)		$ (242,113)
Balance (Shares) at Dec. 31, 2019	175,470,000	175,470